DESCRIPTION OF PLAN - Contributions and Investment Options (Details) - Needham Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 item age
PLAN TERMINATION
Minimum age for Plan eligibility | age	21
Minimum service period for Plan eligibility	1 month
Threshold minimum service hours for plan eligibility	1,000
Minimum service hours for plan eligibility	1,000
Minimum service period of part time, temporary or seasonal employees for plan eligibility	12 months
Employee contribution (in percentage)	75.00%
Deferral rate	5.00%
Increase in automatic deferral contributions, Percent	1.00%
Maximum automatic deferral contributions, percent	18.00%
Employer contribution (in percentage)	100.00%
Percentage of participant eligible compensation	8.00%